Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Net loss	$ (191,075)	$ (345,648)
Accretion of temporary equity to redemption value	(3,352)	(13,373,253)
Net loss including accretion of temporary equity to redemption value	(194,427)	(13,718,901)
Redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	(148,095)	(9,784,253)
Accretion of temporary equity to redemption value	3,352	13,373,253
Allocation of net income (loss)	$ (144,743)	$ 3,589,000
Denominator:
Weighted-average shares outstanding (in Shares)	13,300,000	9,675,824
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.01)	$ 0.37
Non-redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (46,332)	$ (3,934,648)
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (46,332)	$ (3,934,648)
Denominator:
Weighted-average shares outstanding (in Shares)	4,161,000	3,891,044
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.01)	$ (1.01)